Schedule of Disaggregation of Revenues (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 1,947,000	$ 3,530,000	$ 9,627,952	$ 5,719,000	$ 5,882,000	$ 42,575,546	$ 50,906,179
Financial [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		482,000	117,000		1,306,000	314,000
Health Care [Member]
Disaggregation of Revenue [Line Items]
[custom:RevenueFromContractWithCustomerExcludingAssessedTax3]		261,000	244,000		760,000	674,000
Education [Member]
Disaggregation of Revenue [Line Items]
[custom:RevenueFromContractWithCustomerExcludingAssessedTax2]		64,000	2,312,000		212,000	3,031,000
Other Commercial Client [Member]
Disaggregation of Revenue [Line Items]
[custom:RevenueFromContractWithCustomerExcludingAssessedTax2]		1,021,000	682,000		3,035,000	1,302,000
C S I I T Operation [Member]
Disaggregation of Revenue [Line Items]
[custom:RevenueFromContractWithCustomerExcludingAssessedTax2]		119,000	175,000		406,000	561,000
Electronics & Software Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,947,000		3,530,000	5,719,000	5,882,000	34,496,000	47,007,000
Electronics & Software Segment [Member] | North America [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							29,721,000	39,771,000
Electronics & Software Segment [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							4,775,000	7,236,000
Electronics & Software Segment [Member] | Intelligent Edge Solutions [Member
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,611,000	297,000			927,000	3,498,000	12,162,000	18,442,000
Electronics & Software Segment [Member] | Traditional Products [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		1,650,000	$ 919,000		4,792,000	2,384,000	22,334,000	28,565,000
Services & Support Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 1,947,000		$ 3,530,000	$ 5,719,000	$ 5,882,000	8,777,000	4,741,000
Services & Support Segment [Member] | Education [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							4,483,000	1,926,000
Services & Support Segment [Member] | Healthcare Customer [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							887,000	705,000
Services & Support Segment [Member] | Financial and Other Commercial Clients [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							2,708,000	1,268,000
Services & Support Segment [Member] | CSI IT Operations [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							699,000	842,000
Services & Support Segment [Member] | Project and Product [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							5,120,000	2,242,000
Services & Support Segment [Member] | Services & Support [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							$ 3,657,000	$ 2,499,000